Description of Organization, Business Operations, and Going Concern (Details Narrative) - USD ($)		1 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 15, 2021	Aug. 16, 2022	Nov. 15, 2021	Oct. 22, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
proceeds from initial public offering								$ 230,000,000
Class of warrant or right issued during period, Warrants					20,400,000		20,400,000
Proceeds from Issuance of Private Placement						$ 8,900,000
Offering Costs				$ 21,834,402
Deferred Underwriting Fees Payable Non Current	$ 8,050,000		$ 8,050,000	8,050,000
Underwriting fees				4,600,000
Other Offering Costs				9,184,402
Offering Costs on Founder Shares Offered to Anchor Investors				$ 8,306,250		8,306,250
Investment of cash in Trust Account			$ 232,300,000			232,300,000
Period within which business combination shall be consummated from the closing of initial public offer					24 months
Liquidation basis of accounting, Accrued costs to dispose of assets and liabilities					$ 100,000		100,000
Cash					8,412	$ 503,204	48,126	$ 503,204
Net working capital					$ 9,337,388		$ 3,649,365
On Or After First January Two Thousand And Twenty Three [Member] | Inflation Reduction Act Of Two Thousand And Twenty Two [Member]
Percentage of excise tax on certain repurchases of stock at market value		1.00%
Minimum [Member]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account					80.00%		80.00%
Common Class A [Member]
Common stock, Par or stated value per share					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Public Share [Member]
Common stock, Par or stated value per share					$ 0.0001		$ 0.0001
Percentage of Redemption of Common Stock					100.00%		100.00%
Period within which business combination shall be consummated from the closing of initial public offer					30 months		18 months
Private Placement Warrants [Member]
Class of warrant or right issued during period, Warrants			900,000	8,000,000	8,900,000		8,900,000
Class of warrant or right issued during period, Warrants, Price per warrant			$ 1.00	$ 1.00
Proceeds from Issuance of Private Placement			$ 900,000	$ 8,000,000
IPO [Member]
Stock issued during period, Shares				20,000,000
Shares issued, Price per share				$ 10.00
proceeds from initial public offering				$ 200,000,000
Over-Allotment Option [Member]
Stock issued during period, Shares	3,000,000		3,000,000
Public Warrants [Member]
Stock issued during period, Shares	1,500,000		1,500,000
Shares issued, Price per share	$ 10.00		$ 10.00
Proceeds from Issuance of Warrants	$ 30,000,000		$ 30,000,000